Share-based payments transactions (Tables)	12 Months Ended
Mar. 31, 2024
Share-Based Payments Transactions [Abstract]
Disclosure of Number and Reconciliation of Outstanding Share Options
On October 23, 2020, a total of 8 million share options were granted to employees of the Group with four tranches of options vesting on four respective vesting dates (“SOP 2020”), whereas within each of the four tranches, there are further four tranches of options with four different exercise prices, as below:

	Vesting date				Total
Share options granted (thousands)	05/03/2022	05/09/2022	05/09/2023	05/09/2024
US$8.50	971	324	647	647	2,589
US$10.50	822	274	548	548	2,192
US$12.50	673	224	448	448	1,793
US$14.50	523	175	349	349	1,396
Total	2,989	997	1,992	1,992	7,970
The strike price of the existing SOP 2020 grant has been adjusted as set forth below, while all the other terms of the SOP 2020 remained unaffected.

SOP 2020 CEO MOD - Number of shares (thousand)
Original Option Strike Price		New Option Strike Price		Vesting date				Total
				15/02/2022	15/08/2022	15/08/2023	15/08/2024
US$	8.50	US$	6.42	335	112	223	223	893
US$	10.50	US$	8.42	284	95	189	189	757
US$	12.50	US$	10.42	232	77	155	155	619
US$	14.50	US$	12.42	180	60	120	120	480
Total				1,031	344	687	687	2,749

SOP 2020 MOD - Number of shares (thousand)
Option Strike Price		Vesting date				Total
		15/02/2022	15/08/2022	15/08/2023	15/08/2025
US$	6.00	716	225	450	450	1,842
US$	7.50	597	188	375	375	1,535
US$	9.00	485	152	304	304	1,245
US$	10.50	375	118	235	235	962
Total		2,173	683	1,365	1,363	5,584
The following table shows the SOPs granted and outstanding at the beginning and end of the reporting periods:

	For the financial year ended March 31
	2024		2023		2022
	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)
As of April 1	11.42	7,952	11.42	7,980	11.40	8,457
Granted during the period	—	—	—	—	—	—
Replaced during the period	10.20	(1,680)	—	—	—	—
Forfeited during the period	10.90	(28)	11.50	(28)	10.98	(477)
As of March 31	8.00	6,244	11.42	7,952	11.42	7,980
Vested and exercisable of March 31	8.00	4,657	11.42	4,072	11.01	2,925

Number of shares (million)	For the financial year ended March 31
	2024	2023
As of April 1	452	—
Granted during the year	—	452
Vested during the year	—	—
Forfeited during the year	(452)	—
As of March 31	—	452
Weighted average fair value (EUR)	—	0.13
Weighted average remaining contractual life of options outstanding at the end of the period (years)	0	2.5

Disclosure of Indirect Measurement of Fair Value of Share Options Granted

SOP 2019 MOD	Before modification		After modification
Vesting date	25/6/2022	25/6/2024	25/6/2022	25/6/2025
Share price at mod. date (USD)	4.64	4.64	4.64	4.64
Exercise price (USD)	10.59	10.59	7.50	7.50
Expected volatility	29.00%	30.00%	31.00%	31.00%
Risk free interest rate	4.70%	4.70%	4.60%	4.40%
Fair value at mod. date (USD)	0.02	0.03	0.29	0.42

SOP 2020 MOD	Before modification
Vesting date	15/2/2022	15/8/2022	15/8/2023	15/8/2024
Share price at mod. date (USD)	4.64	4.64	4.64	4.64
Expected volatility	28.00%	28.00%	28.00%	29.00%
Risk free interest rate	4.90%	4.90%	4.90%	4.80%

Exercise price (USD)	8.50	8.50	8.50	8.50
Fair value at mod. date (USD)	0.04	0.04	0.04	0.07

Exercise price (USD)	10.50	10.50	10.50	10.50
Fair value at mod. date (USD)	0.01	0.01	0.01	0.02

Exercise price (USD)	12.50	12.50	12.50	12.50
Fair value at mod. date (USD)	0.00	0.00	0.00	0.00

Exercise price (USD)	14.50	14.50	14.50	14.50
Fair value at mod. date (USD)	0.00	0.00	0.00	0.00

Exercise price (USD)	6.42	6.42	6.42	6.42
Fair value at mod. date (USD)	0.21	0.21	0.21	0.27

Exercise price (USD)	8.42	8.42	8.42	8.42
Fair value at mod. date (USD)	0.05	0.05	0.05	0.07

Exercise price (USD)	10.42	10.42	10.42	10.42
Fair value at mod. date (USD)	0.01	0.01	0.01	0.02

Exercise price (USD)	12.42	12.42	12.42	12.42
Fair value at mod. date (USD)	0.00	0.00	0.00	0.00

SOP 2020 MOD	After modification
Vesting date	15/2/2022	15/8/2022	15/8/2023	15/8/2025
Share price at mod. date (USD)	4.64	4.64	4.64	4.64
Expected volatility	32.00%	32.00%	32.00%	31.00%
Risk free interest rate	4.50%	4.50%	4.50%	4.40%

Exercise price (USD)	6.00	6.00	6.00	6.00
Fair value at mod. date (USD)	0.63	0.63	0.63	0.77

Exercise price (USD)	7.50	7.50	7.50	7.50
Fair value at mod. date (USD)	0.33	0.33	0.33	0.45

Exercise price (USD)	9.00	9.00	9.00	9.00
Fair value at mod. date (USD)	0.18	0.18	0.18	0.27

Exercise price (USD)	10.50	10.50	10.50	10.50
Fair value at mod. date (USD)	0.10	0.10	0.10	0.16

Disclosure of Range of Exercise Prices of Outstanding Share Options
Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Share options outstanding (thousands)			For the financial year ended March 31
Grant / modification date	Expiry date	Exercise price (USD)	2024	2023	2022
June 25, 2019	June 25, 2027	10.59	38	461	461
March 4, 2024	June 25, 2028	7.50	293	—	—
October 23, 2020	November 12, 2026	8.50	107	1,540	2,443
October 23, 2020	November 12, 2026	10.50	90	1,304	2,068
October 23, 2020	November 12, 2026	12.50	74	1,067	1,692
October 23, 2020	November 12, 2026	14.50	58	830	1,316
October 23, 2020	November 12, 2026	6.42	—	894	—
October 23, 2020	November 12, 2026	8.42	—	756	—
October 23, 2020	November 12, 2026	10.42	—	619	—
October 23, 2020	November 12, 2026	12.42	—	481	—
March 4, 2024	November 12, 2028	6.00	1,841	—	—
March 4, 2024	November 12, 2028	7.50	1,535	—	—
March 4, 2024	November 12, 2028	9.00	1,245	—	—
March 4, 2024	November 12, 2028	10.50	963	—	—
Total			6,244	7,952	7,980
Weighted average remaining contractual life of options outstanding at the end of the period			4.76	3.15	3.15

Disclosure of Indirect Measurement of Fair Value of Restricted Shares Granted	The model inputs were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair value.

	RSA 2023				RSA 2023 CEO
Grant date	1/9/2023	1/9/2023	1/9/2023	1/9/2023	25/8/2023	25/8/2023
Vesting date	29/8/2024	29/8/2025	29/8/2026	29/8/2027	29/8/2024	29/8/2025
Share price at grant date (USD)	5.63	5.63	5.63	5.63	5.76	5.76
Expected volatility	27.0%	44.0%	55.0%	72.0%	27.0%	44.0%
Risk free interest rate	5.6%	5.1%	4.8%	4.6%	5.6%	5.1%
Fair value per share (USD)	4.21	4.08	3.95	3.82	4.30	4.18

Disclosure of Number and Reconciliation of Outstanding Restricted Shares
The following table shows the RSAs granted and outstanding at the beginning and end of each reporting period:

Number of shares (thousands)	For the financial year ended March 31
	2024	2023	2022
As of April 1	2,006	1,675	475
Granted during the year	1,064	962	1,426
Vested during the year	(970)	(539)	(92)
Forfeited during the year	(149)	(92)	(134)
As of March 31	1,951	2,006	1,675
Weighted average fair value (USD)	4.26	5.18	6.62